Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Short-term Debt [Line Items]
Schedule of Short-term Debt

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Short-term bank loans	140,000	330,000	47,190
Reversed factoring arrangements	636,253	171,520	24,527
Notes payable	830,000	370,000	52,909
Total	1,606,253	871,520	124,626

Reversed factoring arrangements [Member]
Short-term Debt [Line Items]
Schedule of Short-term Debt

The rollforward of the Group’s outstanding obligations under the reversed factoring arrangements for the years ended December 31, 2024 and 2025 are as follows:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Balance at beginning of the year	2,099,273	636,253	90,983
Additions	7,021,378	2,924,814	418,243
Settlement	(8,484,398)	(3,389,547)	(484,699)
Balance at end of the year	636,253	171,520	24,527